Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Current Assets [Abstract]
Schedule of Other Current Assets
Other current assets consist of the following:

	As of December 31,
(In $ millions)	2025	2024
Tax receivables and assets	12.8	18.5
Client reimbursables	6.3	5.0
Fuel	2.1	2.5
Deferred finance charges	0.8	0.5
Other	1.1	1.5
Total	23.1	28.0